Document and Entity Information	Nov. 17, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 17, 2021
Entity Registrant Name	Levere Holdings Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40243
Entity Tax Identification Number	98-1581160
Entity Address, Address Line One	PO Box 1093
Entity Address, Address Line Two	Boundary Hall
Entity Address, Address Line Three	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	949-8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841383
Amendment Flag	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	LVRAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LVRA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	LVRAW
Security Exchange Name	NASDAQ